Alycia Anthony
                       President, Plan A Promotions, Inc.
                               3010 Lostwood Drive
                               Sandy, Utah 84092


December 21, 2005

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549-0305


Re: Amendment to the Registration Statement on Form 10SB12G of Plan A Promotions, Inc. , a Utah corporation (the "Company")

    Commission File No. 0-51638

Ladies and Gentlemen:

     Attached is the above-referenced amended Registration Statement, which has been prepared in response to your comment letter dated December 6, 2005. The numbered paragraphs below correspond to the paragraph numbers in your letter.

     1. The following additional disclosure has been added, see Part I Item 5. Directors, Executive Officers, Promoters and Control Persons.

     BUSINESS EXPERIENCE

     Alycia D. Anthony, President and a director, is 31 years of age. . Ms. Anthony graduated from the University of Utah, in Salt Lake City. She graduated with a bachelor of science, and masters in Economics. Ms. Anthony has been working in the public finance arena since 1996. She has worked for the consulting firm of KPMG, Peat Marwick, Consulting, Inc. She also worked with the Salt Lake Organizing Committee. Ms. Anthony was the Secretary and Director of Energroup Technologies Corporation from September, 1999 through April, 2001, during this time Brenex Oil Corporation was a development stage company with no significant operations. Ms. Anthony was also the President and Director of Brenex Oil Corporation from November, 1999 through May, 2001, during this time Brenex Oil Corporation was a development stage company with no significant operations. In addition, Ms. Anthony served as the Secretary and Director for Wasatch Web Advisors, Inc., from November, 1999, through October, 2003, during this time Wasatch Web Advisors, Inc., was a development stage company providing website development services for small and middle market companies. For over the past three years Ms. Anthony has worked within the advertising, marketing and construction management industries.

     Nicholl Heieren, Vice President and a director, is 28 years of age. Ms. Heieren graduated from the University of Utah, in Salt Lake City, Utah. She graduated with a bachelor of fine arts. Ms. Heieren was the Secretary and Director of Rescon Technology Corporation from May, 1999 through April, 2001, during this time Rescon Technology Corporation was a development stage company with no significant operations. Ms. Heieren has also worked within the film, fashion, and entertainment industry for the past eight years.

     Sharlene Doolin, Secretary and a director, is 56 years of age. Ms. Doolin has been involved in the promotional merchandising industry for over the past fifteen years. Her experience within the promotional merchandise industry primarily involves working with non-profit associations and school organizations.

     2. The following additional disclosure has been added, see Part I Item 7. Certain Relationships and Related Transactions.

     There were no material transactions, or series of similar transactions, during the fiscal year ended September 30, 2004 or 2005, or any currently proposed transactions, or series of similar transactions, to which the Company was or is to be a party, in which the amount involved exceeded $60,000 and in which any director, executive officer, promoter, or any security holder who is known to our Company to own of record or beneficially own more than five percent of any class of our common stock, or any member of the immediate family of any of the foregoing persons, had an interest.

     The term "promoter" includes i) Any person who, acting alone or in conjunction with one or more other persons, directly or indirectly takes initiative in founding and organizing the business or enterprise of an issuer; or ii) Any person who, in connection with the founding and organizing of the business or enterprise of an issuer, directly or indirectly receives in consideration of services or property, or both services and property, 10 percent or more of any class of securities of the issuer or 10 percent or more of the proceeds from the sale of any class of such securities. However, a person who receives such securities or proceeds either solely as underwriting commissions or solely in consideration of property shall not be deemed a promoter within the meaning of this paragraph if such person does not otherwise take part in founding and organizing the enterprise. All persons coming within the definition of "promoter" may also be referred to as "founders" or "organizers" or by another term provided that such term is reasonably descriptive of those persons' activities with respect to the issuer.

     As per the definition of a "promoter", generally defined as anyone involved in the formation of an issuer, Mr. James Doolin the incorporator of the Company and two of the Company's executive officers and directors, Ms. Alycia Anthony and Ms. Nicholl Heieren would be considered promoters, founders or organizers.

     3. As mentioned in your comment letter, some of the principal shareholders and management of the Company are or were control persons of other development stage companies that file reports with the Commission. Furthermore, as mentioned, some of these other entities have engaged in reverse acquisitions, including Wasatch Web Advisors, Inc., and The Autoline Group, Inc. Also as mentioned, some of the principal shareholders and/or management of the Company have been control persons of other entities that are or were "blank check" companies, including Energroup Technologies Corporation, and Brenex Oil Corporation. Although Plan A Promotions, Inc., does share some of the principal shareholders and management of other companies that are or were "blank check" companies, that does not in itself classify Plan A Promotions, Inc., as a "blank check" company.

     A blank check company, as expressed by the Securities and Exchange Commission, is a development stage company that has no specific business plan or purpose or has indicated its business plan is to engage in a merger or acquisition with an unidentified company or companies, other entity, or person. Although the Company has generated nominal revenue since inception and is considered a development stage company, the Company is not a "blank check" company. The Company's management has and will continue to seek opportunities to enhance the Company's business in the promotional merchandising industry and grow its revenue and customer base through its marketing and business development efforts. Since inception, the Company has faced significant competition from a variety of regional and national competitors, which has had a significant impact on the Company's ability to attract and retain customers. The Company has and will continue to seek opportunities to increase its marketing and advertising efforts, and will also look to develop strategic relationships with suppliers, wholesalers and other entities to expand its business prospects.

     In addition, I am also aware that the Division of Enforcement has access to all information provided to the staff of the Division of Corporation Finance in the review of the Company's filing or in response to the comments on the Company's filing.


                                           Sincerely yours,

                                            /S/ALYCIA ANTHONY
                                            Alycia Anthony
                                            President, Plan A Promotions, Inc.